Leases	12 Months Ended
Dec. 31, 2010
Leases of Lessee Disclosure [Text Block]
14.	LEASES

Operating Leases — We lease certain premises for office space and other corporate purposes.  Operating lease commitments at December 31, 2010 were:

In thousands of dollars:

2011	$319
2012	166
Thereafter	-
Total	$485

Lease expense for the years ended December 31, 2010, 2009 and 2008 totaled $319,000, $263,000 and $263,000, respectively.

Future minimum payments on capitalized leases are as follows:

In thousands of dollars:

Year ending December 31:
2011	$22
2012	17
2013	-
39
Less amount representing interest	(3)
Present value of net minimum lease payments	36
Less current maturity	(20)
Present value of net minimum leases included in long-term debt	$16